REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Contract liabilities, revenues recognized	¥ 157,377,305	$ 22,166,130	¥ 181,300,596
Total deferred revenue	394,187,607		427,726,654	$ 55,520,163
Initial Franchise Fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	169,240,060		193,210,093	23,836,964
Membership Fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	126,864,736		138,656,460	17,868,524
Greentree Reward Membership Program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	57,253,868		52,140,866	8,064,039
Cash Received for Prepaid Card and Sublease
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	¥ 40,828,943		¥ 43,719,235	$ 5,750,636